Real Estate Held For Sale And Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

The following table summarizes certain revenue and expenses related to these properties for the year ended December 31, 2015:

Rental revenues	$940,048
Fee and other income	112,218
Rental operating expenses	(595,832)
Depreciation	(165,646)
Interest expense	(422,163)
Gain on sale of real estate	4,730,398

Discontinued operations before non-controlling interests	$4,599,023